Loss on Settlement of Debt	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Loss on Settlement of Debt

Note 10 – Loss on Settlement of Debt

For the years ended September 30, 2012 and 2011, loss on settlement of debt consisted of:

	2012	2011

Loss on conversion of debt	$(136,989)	$(1,161,457)
Other	(352,151)	(549,959)

Loss on settlement of debt	$(489,140)	$(1,711,416)

As described in Note 9, the Company converted certain notes payable into common stock during the years ended September 30, 2012 and 2011, recognizing losses of $136,989 and $1,161,457, respectively as a result of the conversion.